CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Taro	$ 47,252	$ 266,206	$ 182,680	$ 64,078
Other comprehensive (loss) income
Foreign currency translation adjustments	4,460	(6,340)	(5,943)	2,436
Unrealized gain (loss) from marketable securities	25	49	291	(230)
Realized gain from sale of marketable securities			15
Total other comprehensive (loss) income attributable to Taro	4,485	(6,291)	(5,637)	2,206
Total comprehensive income attributable to Taro	$ 51,737	$ 259,915	$ 177,043	$ 66,284